Note 33 Commitments and guarantees given (Details) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		€ 227,554	€ 188,515	€ 152,868
Financial guarantees given Memorandum		24,865	22,503	18,839
Memorandum other commitments given		60,159	51,215	42,577
Total Loan commitments and financial guarantees		312,578	262,233	214,283
Impaired [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		179	160	165
Financial guarantees given Memorandum	[1]	138	192	229
Memorandum other commitments given	[1]	359	439	636
Central banks [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		0	254	0
Financial guarantees given Memorandum		0	0	0
Memorandum other commitments given		0	0	0
Government [member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		3,886	3,247	3,115
Financial guarantees given Memorandum		147	183	74
Memorandum other commitments given		368	354	327
Banks [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		18,223	13,441	15,595
Financial guarantees given Memorandum		774	636	978
Memorandum other commitments given		7,265	6,447	3,607
Other financial corporations [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		14,295	8,656	7,063
Financial guarantees given Memorandum		3,204	2,843	2,177
Memorandum other commitments given		4,043	3,256	1,837
Non financial corporations [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		92,124	82,891	71,303
Financial guarantees given Memorandum		20,512	18,724	15,460
Memorandum other commitments given		48,291	41,005	36,681
Households [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		99,026	80,026	55,791
Financial guarantees given Memorandum		228	116	150
Memorandum other commitments given		€ 192	€ 153	€ 125

[1]	(1) Non-performing financial guarantees given amounted to €497 million, €631 million and €865 million, respectively, as of December 31, 2025, 2024 and 2023